Debt	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Debt

17. Debt

As of March 31, 2023, debt comprised of bank overdrafts of $15.3 million. As of March 31, 2024, debt comprised $19.5 million of bank overdrafts and $0.6 million of book overdrafts. Details of undrawn facilities are shown below:

		As of March 31,
	Interest rate	2023	2024
Undrawn borrowing facilities at floating rates include:
– Standard Bank:
CFC Overdraft	SA prime* less 1.2%	$1,180	$2,710
– Nedbank Limited overdraft	SA prime* less 2%	264	—
– Investec Facility:
General committed banking facility	SA Prime* less 1.5%	7,222	13
General uncommitted banking facility	Negotiable (overnight or daily rates)	10,000	10,000
		$18,666	$12,723

*	South African prime interest rate

As of March 31, 2023 and 2024, the South African prime interest rate was 11.25% and 11.75%, respectively. The Standard Bank of South Africa Limited (“Standard Bank”) and Nedbank Limited facilities have no fixed renewal date and are repayable on demand. The facility from Nedbank Limited is unsecured. During February 2024, the Nedbank Limited overdraft facility was cancelled.

The Investec Bank Limited (“Investec”) credit facilities are comprised of a 364-day renewable committed general credit facility of R350 million (the equivalent of $19 million as of March 31, 2024), (the “Committed Facility”) and an uncommitted general credit facility of $10 million (the “Uncommitted Facility”). As of March 31, 2024, $18.5 million of the committed general credit facility was utilized.

Under the Committed Facility, the Company will pay a commitment fee charged at 30bps on any undrawn portion of the Committed Facility (plus VAT on such amount), calculated monthly and payable, free of deduction, monthly in arrears on first business day of each month. The Uncommitted Facility is repayable on demand and a fee of 10bps per annum shall be charged on any undrawn portion of the Uncommitted Facility (plus VAT on such amount), calculated monthly and payable, free of deduction, monthly in arrears on the seventh business day of each month.

The loans under the Committed Facility bear interest at South African prime interest rate less 1.5% per annum and the loans under the Uncommitted Facility bear interest at overnight or daily negotiable rates, in each case which such interest shall accrue on all amounts outstanding under the Committed Facility or the Uncommitted Facility, as the case may be, payable monthly in arrears on the first business day of each month, or as otherwise specified in the Credit Agreement. Investec shall advise the Company of any changes to the applicable interest rate.

MiX Telematics Africa (Pty) Ltd, MiX Telematics International (Pty) Ltd and MiX Telematics Enterprise SA (Pty) Ltd have issued guarantees in favour of Investec in terms of which they guarantee the performance by MiX Telematics Limited of all its obligations to Investec.

On November 15, 2022, the Company concluded a second amendment to the credit agreement with Standard Bank, which entitles the Company to utilize a maximum amount of R70 million (the equivalent of $3.7 million as of March 31, 2024), in the form of a customer foreign currency account overdraft facility (the “CFC Overdraft Facility”). All other facilities under the facility letter with Standard Bank were replaced by the CFC Overdraft Facility. The CFC Overdraft Facility has no fixed renewal date and is repayable on demand. The CFC Overdraft Facility bears interest at the South African Prime interest rate less 1.2% per annum. As of March 31, 2024, $1.0 million of the CFC Overdraft Facility was utilized.

In November 2022, the Company also terminated the suretyship securing the Company’s indebtedness (among other parties), to Standard Bank, which was signed by the Company and its subsidiaries; MiX Telematics Africa Proprietary Limited (“MiX Telematics Africa”) and MiX Telematics International Proprietary Limited (“MiX Telematics International”). A new suretyship agreement was entered into providing that the Company and only one subsidiary being MiX Telematics International, binds themselves as surety(ies) and co-principal debtor(s) for the payment, when due, of all the present and future debts of any kind of the Company and MiX Telematics International to Standard Bank. The security release letter also provided that Standard Bank’s claims to any security furnished by the Company and its subsidiaries under the original suretyship agreement were released upon signature of the new suretyship agreement.

On March 7, 2024, as part of the acquisition transaction discussed in note 21, the Company and Powerfleet, entered into the Facilities Agreement with Rand Merchant Bank (“RMB”), pursuant to which RMB agreed to provide Powerfleet with two term loan facilities in an aggregate principal amount of $85 million, comprised of two facilities in the aggregate principal amount of $42.5 million and $42.5 million, respectively. The proceeds of the term loan facilities were used by Powerfleet to redeem all the outstanding shares of the Series A Preferred Stock and for general corporate purposes. Powerfleet drew down $85 million in cash under the term loan facilities on March 13, 2024.

Following the signing of the Facilities Agreement, the Company entered into a Facility Notice and General Terms and Conditions (collectively, the “Credit Agreement”) with RMB as lender on March 14, 2024, for a 364 days committed general banking facility of R350 million (the equivalent of $19 million as at March 31, 2024). The Credit Agreement and the rights and obligations of the parties are subject to the terms and conditions of the Facilities Agreement entered into on March 7, 2024. The committed general banking facility is repayable on demand and has a tenor of 365 (three hundred and sixty five) days from the available date. Repayment of the committed general banking facility, including capitalized interest, is due by the earlier of (a) the available date or (b) April 2, 2025 (the “Repayment Date”), unless extended by agreement between the Borrower and the Bank. Interest rate for the committed general banking facility is calculated at South African prime rate minus 0.75% (zero point seventy five percent) per annum and shall be calculated on the daily outstanding balance, compounded monthly in arrears and repaid quarterly.